Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Total	$ 17,419	$ 16,036
Less: Accumulated depreciation	(7,217)	(6,360)
Property, Plant and Equipment, Net	10,202	9,676
Building
Property, Plant and Equipment [Line Items]
Total	6,051	5,892
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	9,523	7,604
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	681	1,434
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 1,164	$ 1,106